Segmental analysis	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Segmental analysis

5	Segmental analysis
The Group Chief Executive, supported by the rest of the Group Executive Committee (‘GEC’), is considered the Chief Operating Decision Maker
(‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of constant currency performance that removes the effects of currency translation from reported results. Therefore, we disclose these results on a constant currency basis as required by IFRS Accounting Standards. The income statement for the half-year to 30 June 2023 is converted at the average rate of exchange for 2024, and the balance sheets at 30 June 2023 and 31 December 2023 at the prevailing rates of exchange on
30 June 2024.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-
business line transactions. All such transactions are undertaken on arm’s length terms. Measurement of segmental assets, liabilities, income and expenses is in accordance with the Group’s accounting policies. Shared costs are included in segments on the basis of actual recharges.
The intra-Group elimination items for the global businesses are presented in Corporate Centre.
Our global businesses
We provide a comprehensive range of banking and related financial services to our customers in our three global businesses. The products and services offered to customers are organised by these global businesses:
–Wealth and Personal Banking (‘WPB’) provides a full range of retail banking and wealth products to our customers from personal banking to ultra high net worth individuals. Typically, customer offerings include retail banking products, such as current and savings accounts, mortgages and personal loans, credit cards, debit cards and local and international payment services. We also provide wealth management services, including insurance and investment products, global asset management services, investment management and private wealth solutions for customers with more sophisticated and international requirements.
–Commercial Banking (‘CMB’) offers a broad range of products and services to serve the needs of our commercial customers, including small and medium-sized enterprises, mid-market enterprises and corporates. These include credit and lending, international trade and receivables finance, treasury management and liquidity solutions (payments and cash management and commercial cards), commercial insurance and investments. CMB also offers customers access to products and services offered by other global businesses, such as Global Banking and
Markets, which include foreign exchange products, raising capital on debt and equity markets and advisory services.
–Global Banking and Markets (‘GBM’) provides tailored financial solutions to major government, corporate and institutional clients and private investors worldwide. The client-focused business lines deliver a full range of banking capabilities, including financing, advisory and transaction services, a markets business that provides services in credit, rates, foreign exchange, equities, money markets and securities services, and principal investment activities.

HSBC constant currency profit before tax and balance sheet data
	Half-year to 30 Jun 2024
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	14,312	10,896	8,742	3,342	37,292
– external	10,166	11,217	15,377	532	37,292
– inter-segment	4,146	(321)	(6,635)	2,810	—
– of which: net interest income/(expense)[2]	10,231	8,799	3,710	(5,829)	16,911
Change in expected credit losses and other credit impairment charges	(476)	(573)	(11)	(6)	(1,066)
Net operating income	13,836	10,323	8,731	3,336	36,226
Total operating expenses	(7,406)	(3,861)	(4,918)	(111)	(16,296)
Operating profit	6,430	6,462	3,813	3,225	19,930
Share of profit/(loss) in associates and joint ventures	28	1	—	1,597	1,626
Constant currency profit before tax	6,458	6,463	3,813	4,822	21,556
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	30.0	30.0	17.7	22.3	100.0
Constant currency cost efficiency ratio	51.7	35.4	56.3	3.3	43.7
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	445,882	310,356	174,376	7,643	938,257
Interests in associates and joint ventures	567	25	111	27,762	28,465
Total external assets	864,948	597,808	1,365,439	146,808	2,975,003
Customer accounts	794,807	467,362	331,269	396	1,593,834

	Half-year to 30 Jun 2023
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	16,095	12,086	8,321	—	36,502
– external	12,317	12,730	13,714	(2,259)	36,502
– inter-segment	3,778	(644)	(5,393)	2,259	—
– of which: net interest income/(expense)[2]	10,130	8,073	3,401	(3,877)	17,727
Change in expected credit losses and other credit impairment charges	(484)	(694)	(136)	(3)	(1,317)
Net operating income/(expense)	15,611	11,392	8,185	(3)	35,185
Total operating expenses	(7,020)	(3,458)	(4,776)	10	(15,244)
Operating profit	8,591	7,934	3,409	7	19,941
Share of profit in associates and joint ventures	35	(1)	—	1,497	1,531
Constant currency profit before tax	8,626	7,933	3,409	1,504	21,472
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	40.2	36.9	15.9	7.0	100.0
Constant currency cost efficiency ratio	43.6	28.6	57.4	—	41.8
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	460,395	315,271	175,055	293	951,014
Interests in associates and joint ventures	551	22	105	28,856	29,534
Total external assets	891,675	644,672	1,325,327	150,047	3,011,721
Customer accounts	803,962	466,302	309,526	628	1,580,418
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Net interest expense recognised in the Corporate Centre includes $5.5bn (1H23: $3.8bn) of interest expense in relation to the internal cost to fund trading and fair value net assets; and the funding cost of foreign exchange swaps in our Markets Treasury function.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2024	30 Jun 2023
	$m	$m
Reported external net operating income by country/territory[1]	37,292	36,876
– UK	6,247	6,762
– Hong Kong	10,393	10,325
– US	2,146	2,112
– France	1,819	4,107
– other countries/territories	16,687	13,570
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Constant currency results reconciliation
	30 Jun 2024	30 Jun 2023
	Reported and constant currency	Constant currency	Currency translation	Reported
	$m	$m	$m	$m
Revenue[1]	37,292	36,502	(374)	36,876
ECL	(1,066)	(1,317)	28	(1,345)
Operating expenses	(16,296)	(15,244)	213	(15,457)
Share of profit in associates and joint ventures	1,626	1,531	(52)	1,583
Profit before tax	21,556	21,472	(185)	21,657
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Constant currency balance sheet reconciliation
	At 30 Jun 2024	At 30 Jun 2023			At 31 Dec 2023
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	938,257	951,014	(8,544)	959,558	925,791	(12,744)	938,535
Interests in associates and joint ventures	28,465	29,534	(12)	29,546	26,967	(377)	27,344
Total external assets	2,975,003	3,011,721	(29,755)	3,041,476	2,997,845	(40,832)	3,038,677
Customer accounts	1,593,834	1,580,418	(15,351)	1,595,769	1,590,533	(21,114)	1,611,647

Notable items
	Half-year to
	30 Jun 2024	30 Jun 2023
	$m	$m
Notable items
Revenue
Disposals, acquisitions and related costs[1,2]	3,571	3,321
Fair value movements on financial instruments[3]	—	15
Operating expenses
Disposals, acquisitions and related costs	(101)	(118)
Restructuring and other related costs[4]	19	47
1Includes the impact of the sale of our retail banking operations in France.
2Includes the gain of $1.5bn recognised in respect of the acquisition of SVB UK.
3Fair value movements on non-qualifying hedges in HSBC Holdings.
4Relates to reversals of restructuring provisions recognised in 2022.